EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Earnings	$ 2,971	$ 1,242
Dividends on preferred shares	(121)	(135)
Cumulative dividends on preferred shares, not yet declared	(8)	(9)
Basic and diluted earnings attributable to common shareholders	$ 2,842	$ 1,098